GENERAL (Details) shares in Thousands, dwt in Millions	Mar. 16, 2020 suezmax_tanker	Dec. 31, 2019 dwt	Dec. 31, 2019 vessel	Dec. 31, 2019 suezmax_tanker	Dec. 31, 2019 very_large_crude_carrier	Dec. 31, 2019 tanker_size	Dec. 31, 2019 T	Dec. 31, 2019 aframax_tanker	Dec. 31, 2019 large_range_2_tanker	Dec. 31, 2018 very_large_crude_carrier	Dec. 31, 2017 very_large_crude_carrier	Dec. 31, 2017 large_range_2_tanker	Dec. 31, 2016 MR_product_tanker	Nov. 30, 2015 shares	Feb. 01, 2013 MR_product_tanker
Related Party Transaction [Line Items]
Share exchange ratio in reverse acquisition														2.55
Number of sizes of oil tankers | tanker_size						2
Number of vessels in fleet | vessel			71
Aggregate vessel capacity (in dry wattage tonnage) | dwt		13.5
Number of vessels owned			48	16	14				18
Number of vessels under finance lease			3	5	3
Number of vessels to be acquired under SPA | suezmax_tanker				10
Number of vessels recorded as investment in finance lease | very_large_crude_carrier					1
Number of vessels under commercial management			7	2				2
Number of newbuild vessels				1	1				4	2	4	1	6		12
VLCC Vessels
Related Party Transaction [Line Items]
Number of vessels chartered in | very_large_crude_carrier					2
Number of vessels under commercial management | very_large_crude_carrier					3
Reverse acquisition
Related Party Transaction [Line Items]
Common stock, shares, issued as merger consideration (in shares) | shares														583,600
Common stock, shares, outstanding in Frontline 2012 prior to reverse acquisition and reverse stock split (in shares) | shares														249,100
Treasury stock (in shares) | shares														6,800
Common stock, shares, outstanding that the Company owns in Frontline 2012 prior to merger (in shares) | shares														13,460
Forecast
Related Party Transaction [Line Items]
Number of vessels to be acquired under SPA | suezmax_tanker	5
Minimum | VLCC Vessels
Related Party Transaction [Line Items]
Vessel size							200,000
Minimum | Suzemax Tanker
Related Party Transaction [Line Items]
Vessel size							120,000
Minimum | LR2 tanker
Related Party Transaction [Line Items]
Vessel size							111,000
Maximum | VLCC Vessels
Related Party Transaction [Line Items]
Vessel size							320,000
Maximum | Suzemax Tanker
Related Party Transaction [Line Items]
Vessel size							170,000
Maximum | LR2 tanker
Related Party Transaction [Line Items]
Vessel size							115,000